Investment In Millburn Multi-Markets Trading L.P. (Schedule Of Capital Withdrawls Payable) (Details) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	$ 1,551,666	$ 1,739,879
Direct Investors [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	142,581	800,925
U.S. Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	1,304,389	838,054
Cayman Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	$ 104,696	100,900
General Partner [Member] | Direct Investors [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable		$ 300,000